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                                                              January 18, 2005



VIA FEDERAL EXPRESS AND EDGAR
Ms. Tamara Brightwell
Division of Corporation Finance
Mail Stop 05-10
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0510

         Re: Crompton Corporation Registration Statement on Form S-4, File No. 333-119641
                  --------------------------------------------------------

Dear Ms. Brightwell:

         On behalf of Crompton Corporation (the "Company"), enclosed please find three copies of Amendment No. 3 ("Amendment No. 3") to the Registration Statement on Form S-4 (Registration No. 333-119641) (as amended, the "Registration Statement") which was filed today via EDGAR with the Securities and Exchange Commission (the "Commission"). The changes in Amendment No. 3 include revised exhibits 5.1 and 5.2 in response to the comments of the staff of the Commission (the "Staff") set forth in your letter dated January 7, 2005 (the "Comment Letter") and subsequent phone conversations between Pamela Long of the Commission and Michael J. Zeidel of Skadden, Arps, Slate, Meagher & Flom LLP ("Skadden Arps").

         Set forth below are the Company's responses to the comments raised in the Comment Letter. For the convenience of the Staff, each response has been numbered to correspond with the comments in the Comment Letter. Capitalized terms used but not defined herein shall have the meanings ascribed to them in Amendment No. 3.



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Ms. Tamara Brightwell
Division of Corporation Finance
January 18, 2005
Page 2


EXHIBIT 5.1
-----------

1. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 8 AND WE ALSO NOTE THAT THE LEGALITY OPINION PROVIDED BY CROMPTON'S GENERAL COUNSEL COVERS THE GUARANTEES MADE BY THE NON-DELAWARE GUARANTORS AND THAT THE OPINION GIVEN BY SKADDEN AS TO THE NON-DELAWARE GUARANTORS IS UNNECESSARY. AS SUCH, WE WOULD PREFER THAT SKADDEN DELETE THE ASSUMPTION IN THE LAST PARAGRAPH ON PAGE 3 AS IT RELATES TO THE CORPORATE POWER OF THE NON-DELAWARE GUARANTORS TO ENTER INTO AND PERFORM THEIR OBLIGATIONS, AND THE DUE AUTHORIZATION, EXECUTION AND DELIVERY OF THE RELEVANT DOCUMENTS BY THE NON-DELAWARE GUARANTORS. PLEASE ALSO DELETE THE ASSUMPTION BEGINNING WITH "WE HAVE ALSO ASSUMED THAT EACH OF THE NON-DELAWARE GUARANTORS..." AND ENDING WITH "SUBSIDIARY GUARANTEES."

         Skadden Arps has revised its opinion in accordance with the Staff's comment to remove assumptions and opinions pertaining to the Non-Delaware Guarantors.

2. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 10 AS IT RELATES TO THE LIMITATION IN SKADDEN'S OPINION ABOUT LAWS THAT, IN THE FIRM'S EXPERIENCE, ARE NORMALLY APPLICABLE TO TRANSACTIONS. WE UNDERSTAND THAT ALTHOUGH AN ASSUMPTION SIMILAR TO THIS, BUT OMITTING "IN OUR EXPERIENCE," HAS BEEN ACCEPTED BY THE STAFF IN THE PAST, THIS WAS DONE WITH THE UNDERSTANDING THAT SKADDEN WOULD REVISE ITS OPINION PER AN AGREEMENT TO BE REACHED WITH MARTIN DUNN. PLEASE SEE CORRESPONDENCE DATED APRIL 30, 2003 ADDRESSED TO PAMELA LONG FROM THOMAS W. GREENBERG, REFERRING TO DISCUSSIONS AMONG MR. DUNN, COLLEEN MAHONEY AND MATTHEW MALLOW ON APRIL 23, 2003. PLEASE NOTE THAT WE MAY HAVE ADDITIONAL COMMENTS UPON REVIEW OF THE PROPOSED REVISIONS TO SKADDEN'S OPINION AND FURTHER DISCUSSIONS WITH COUNSEL, AS NECESSARY.

         Based on discussions between Pamela Long and Michael J. Zeidel on January 11, 2005 and on January 13, 2005, we understand that the Staff will accept the "normally applicable" language found in the Exhibit 5.1 and Exhibit
5.2 opinions filed with the Form S-4 for this transaction, but omitting "in our experience," with the understanding that future Exhibit 5 opinions provided by Skadden Arps will be revised as per an agreement to be reached between the Commission and Skadden Arps. Accordingly, revised opinions from Skadden Arps and from Lynn A. Schefsky, Senior Vice President and General Counsel of the Company, have been filed as exhibits to Amendment No. 3.

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Ms. Tamara Brightwell
Division of Corporation Finance
January 18, 2005
Page 3

         If you have any questions regarding the responses to these comments or require additional information, please contact Michael J. Zeidel at (212) 735-3259 or Stephen D. Evans at (212) 735-3546.

                                                     Very truly yours,
                                                     /s/ Michael J. Zeidel
                                                     Michael J. Zeidel

Enclosures

cc:      Pamela Long
         Assistant Director
         Division of Corporation Finance
         Securities and Exchange Commission
         450 Fifth Street, N.W.
         Washington, D.C. 20549-0510

         Lynn A. Schefsky, Esq.
         Crompton Corporation

         Joanne F. Davis, Esq.
         Crompton Corporation

         Phyllis G. Korff, Esq.
         Skadden, Arps, Slate, Meagher & Flom LLP